OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
Other Receivables
OTHER RECEIVABLES

NOTE 7 - OTHER RECEIVABLES:

	December 31
	2016	2017
	U.S. dollars in thousands
Prepaid expenses	128	208
Advances to suppliers	1,535	439
Institutions	133	436
Interest receivable	—	42
Grants receivable	588	—
	2,384	1,125